Summary of Interest Rate Swap Contracts (Parenthetical) (Detail) - Interest Rate Swap - Designated as Hedges	3 Months Ended
Mar. 31, 2022
LIBOR
Derivative [Line Items]
Derivative term	May 30, 2031
SOFR
Derivative [Line Items]
Derivative term	March 17, 2031
Minimum | LIBOR
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Minimum | SOFR
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.36%
Maximum | LIBOR
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.28%
Maximum | SOFR
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.51%